Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 101.3%
AGL CLO 14 Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.4116%, 6.7451%,
12/2/34 (144A)
‡
$ 59,020,000 $ 58,759,427
AGL CLO 16 Ltd. 2021-16A A, CME Term SOFR 3 Month + 1.3916%, 6.7178%,
1/20/35 (144A)
‡
26,341,220 26,176,271
AGL CLO 6 Ltd. 2020-6A AR, CME Term SOFR 3 Month + 1.4616%, 6.7877%,
7/20/34 (144A)
‡
36,475,000 36,268,916
AGL Core CLO 4 Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3316%,
6.6578%, 4/20/33 (144A)
‡
5,500,000 5,460,433
Allegro CLO XII Ltd. 2020-1A A1, CME Term SOFR 3 Month + 1.5116%, 6.8451%,
1/21/32 (144A)
‡
34,225,000 34,079,475
Anchorage Capital CLO 24 Ltd. 2022-24A A1, CME Term SOFR 3 Month +
1.4800%, 6.7880%, 4/15/34 (144A)
‡
19,875,000 19,770,199
Anchorage Capital CLO 9 Ltd. 2016-9A AR2, CME Term SOFR 3 Month +
1.4016%, 6.7096%, 7/15/32 (144A)
‡
34,000,000 33,780,734
Anchorage Capital CLO Ltd. 2014-4RA A, CME Term SOFR 3 Month + 1.3116%,
6.6772%, 1/28/31 (144A)
‡
13,142,566 13,088,800
Ares LV CLO Ltd. 2020-55A A1R, ICE LIBOR USD 3 Month + 1.1300%, 6.6996%,
7/15/34 (144A)
‡
36,645,000 36,465,183
Ares LXI CLO Ltd. 2021-61A A, CME Term SOFR 3 Month + 1.4116%, 6.7377%,
10/20/34 (144A)
‡
28,783,000 28,643,805
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%,
6.6396%, 4/15/34 (144A)
‡
23,435,000 23,195,588
Ares XXXIV CLO Ltd. 2015-2A AR2, CME Term SOFR 3 Month + 1.5116%,
6.8196%, 4/17/33 (144A)
‡
11,995,000 11,974,225
Atrium XIV LLC 14A A2A, CME Term SOFR 3 Month + 1.7116%, 7.0196%,
8/23/30 (144A)
‡
4,400,000 4,342,994
Bain Capital Credit CLO Ltd. 2021-6A C, CME Term SOFR 3 Month + 2.3116%,
7.6451%, 10/21/34 (144A)
‡
10,700,000 10,499,610
Bain Capital Credit CLO Ltd. 2023-3A C, CME Term SOFR 3 Month + 3.2500%,
0.0000%, 7/24/36 (144A)
‡
19,200,000 19,201,632
Ballyrock CLO Ltd. 2019-1A A1R, CME Term SOFR 3 Month + 1.2916%, 6.5996%,
7/15/32 (144A)
‡
22,590,000 22,445,379
Barings CLO Ltd. LP-2A A, ICE LIBOR USD 3 Month + 1.1000%, 6.6877%,
1/20/34 (144A)
‡
10,450,000 10,379,901
Battalion CLO VIII Ltd. 2015-8A A1R2, CME Term SOFR 3 Month + 1.3316%,
6.6415%, 7/18/30 (144A)
‡
13,679,477 13,620,532
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, CME Term SOFR 3 Month +
1.3616%, 6.6877%, 1/20/31 (144A)
‡
2,824,463 2,815,001
Benefit Street Partners CLO XIX Ltd. 2019-19A A, CME Term SOFR 3 Month +
1.6116%, 6.9196%, 1/15/33 (144A)
‡
35,000,000 34,927,095
Bethpage Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3916%,
6.6996%, 1/15/35 (144A)
‡
22,000,000 21,856,956
BlueMountain CLO XXIV Ltd. 2019-24A AR, CME Term SOFR 3 Month +
1.3616%, 6.6877%, 4/20/34 (144A)
‡
23,700,000 23,423,634
BlueMountain CLO XXXII Ltd. 2021-32A A, CME Term SOFR 3 Month + 1.4316%,
6.7396%, 10/15/34 (144A)
‡
12,150,000 12,053,359
BlueMountain CLO XXXIII Ltd. 2021-33A A, ICE LIBOR USD 3 Month + 1.1900%,
6.5691%, 11/20/34 (144A)
‡
17,400,000 17,187,807
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, CME Term SOFR 3 Month +
1.4116%, 6.7196%, 1/15/30 (144A)
‡
3,500,000 3,427,116
Buckhorn Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3816%,
6.6915%, 7/18/34 (144A)
‡
33,680,000 33,526,352
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
6.8007%, 1/30/31 (144A)
‡
3,010,000 2,955,928

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2017-5A A1B, CME Term SOFR 3 Month + 1.5116%,
6.8378%, 1/20/30 (144A)
‡
$ 12,527,000 $ 12,287,396
Carlyle US CLO Ltd. 2019-1A A1AR, CME Term SOFR 3 Month + 1.3416%,
6.6678%, 4/20/31 (144A)
‡
25,170,000 25,077,475
Carlyle US CLO Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1400%, 6.7096%,
4/15/34 (144A)
‡
48,360,000 48,186,436
Carlyle US CLO Ltd. 2020-2A A1R, ICE LIBOR USD 3 Month + 1.1400%,
6.7528%, 1/25/35 (144A)
‡
28,810,000 28,521,900
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 6.7296%,
10/15/35 (144A)
‡
34,000,000 33,878,790
CARLYLE US CLO Ltd. 2021-3SA A1, ICE LIBOR USD 3 Month + 1.0600%,
6.6296%, 4/15/34 (144A)
‡
16,800,000 16,684,013
CARLYLE US CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.2500%,
7.5054%, 7/20/36 (144A)
‡
9,000,000 9,017,064
CARLYLE US CLO Ltd. 2023-2A C, CME Term SOFR 3 Month + 3.0000%,
8.2554%, 7/20/36 (144A)
‡
13,000,000 13,016,640
CBAM Ltd. 2018-8A A1, CME Term SOFR 3 Month + 1.3816%, 6.7078%,
10/20/29 (144A)
‡
9,721,066 9,679,547
CBAM Ltd. 2019-10A A1R, CME Term SOFR 3 Month + 1.3816%, 6.7078%,
4/20/32 (144A)
‡
29,500,000 29,300,226
CBAM Ltd. 2021-14A A, CME Term SOFR 3 Month + 1.3616%, 6.6877%,
4/20/34 (144A)
‡
20,000,000 19,692,140
CBAM Ltd. 2020-12A AR, CME Term SOFR 3 Month + 1.4416%, 6.7678%,
7/20/34 (144A)
‡
25,000,000 24,703,750
CBAM Ltd. 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7678%,
1/20/35 (144A)
‡
16,897,000 16,771,084
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 7.0877%,
1/20/35 (144A)
‡
13,889,000 13,468,733
Cedar Funding VIII CLO Ltd. 2017-8A A1R, CME Term SOFR 3 Month + 1.4116%,
6.7196%, 10/17/34 (144A)
‡
10,895,000 10,825,926
Cedar Funding XI CLO Ltd. 2019-11A A1R, ICE LIBOR USD 3 Month + 1.0500%,
6.5131%, 5/29/32 (144A)
‡
22,000,000 21,879,594
CIFC Funding 2019-I Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.3616%,
6.6877%, 4/20/32 (144A)
‡
10,375,000 10,328,219
CIFC Funding 2019-V Ltd. 2019-5A A2RS, CME Term SOFR 3 Month + 2.0116%,
7.3196%, 1/15/35 (144A)
‡
15,500,000 15,331,716
CIFC Funding 2020-III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3916%,
6.7178%, 10/20/34 (144A)
‡
38,250,000 37,915,427
CIFC Funding Ltd. 2017-1A AR, CME Term SOFR 3 Month + 1.2716%, 6.6051%,
4/23/29 (144A)
‡
7,384,642 7,385,483
CIFC Funding Ltd. 2013-2A A3LR, CME Term SOFR 3 Month + 2.2116%,
7.5215%, 10/18/30 (144A)
‡
6,205,000 6,040,189
CIFC Funding Ltd. 2019-6A C, CME Term SOFR 3 Month + 2.9616%, 8.2696%,
1/16/33 (144A)
‡
1,500,000 1,499,363
CIFC Funding Ltd. 2014-4RA A1AR, CME Term SOFR 3 Month + 1.4316%,
6.7396%, 1/17/35 (144A)
‡
66,005,000 65,786,061
CIFC Funding Ltd. 2021-7A A1, CME Term SOFR 3 Month + 1.3916%, 6.7372%,
1/23/35 (144A)
‡
35,826,000 35,512,881
Deer Creek CLO Ltd. 2017-1A A, CME Term SOFR 3 Month + 1.4416%, 6.7678%,
10/20/30 (144A)
‡
2,178,969 2,170,168
Dryden 105 CLO Ltd. 2023-105A A, CME Term SOFR 3 Month + 1.8000%,
6.6586%, 4/18/36 (144A)
‡
27,000,000 27,102,357
Dryden 105 CLO Ltd. 2023-105A C, CME Term SOFR 3 Month + 3.1000%,
7.9586%, 4/18/36 (144A)
‡
16,550,000 16,493,465

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 107 CLO Ltd. 2023-107A C, CME Term SOFR 3 Month + 3.0000%,
0.0000%, 8/15/35 (144A)
‡
$ 24,750,000 $ 24,752,178
Dryden 72 CLO Ltd. 2019-72A AR, ICE LIBOR USD 3 Month + 1.0800%,
6.4007%, 5/15/32 (144A)
‡
30,000,000 29,866,860
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
6.6096%, 4/15/34 (144A)
‡
46,811,000 46,169,268
Dryden 76 CLO Ltd. 2019-76A A1R, CME Term SOFR 3 Month + 1.4116%,
6.7377%, 10/20/34 (144A)
‡
10,000,000 9,951,390
Dryden 78 CLO Ltd. 2020-78A A, CME Term SOFR 3 Month + 1.4416%,
6.7496%, 4/17/33 (144A)
‡
7,750,000 7,725,611
Dryden 85 CLO Ltd. 2020-85A AR, CME Term SOFR 3 Month + 1.4116%,
6.7196%, 10/15/35 (144A)
‡
44,633,000 44,196,088
Eaton Vance CLO Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
6.7396%, 10/15/34 (144A)
‡
25,850,000 25,675,357
Elmwood CLO 23 Ltd. 2023-2A A, CME Term SOFR 3 Month + 1.8000%,
6.8567%, 4/16/36 (144A)
‡
40,000,000 40,171,120
Empower CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 2.4000%,
0.0000%, 7/15/36 (144A)
‡
22,500,000 22,501,980
Galaxy XX CLO Ltd. 2015-20A AR, CME Term SOFR 3 Month + 1.2616%,
6.5878%, 4/20/31 (144A)
‡
4,187,920 4,171,390
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 7.0628%, 1/25/35 (144A)
‡
10,000,000 9,677,510
Golub Capital Partners CLO 66B Ltd. 2023-66A A, CME Term SOFR 3 Month +
1.9500%, 6.9259%, 4/25/36 (144A)
‡
47,500,000 47,627,062
Gulf Stream Meridian 4 Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4616%,
6.7696%, 7/15/34 (144A)
‡
17,656,000 17,563,889
Hayfin US XIV Ltd. 2021-14A A1, CME Term SOFR 3 Month + 1.4916%, 6.8177%,
7/20/34 (144A)
‡
16,800,000 16,627,800
Jay Park CLO Ltd. 2016-1A A2R, CME Term SOFR 3 Month + 1.7116%, 7.0378%,
10/20/27 (144A)
‡
22,000,000 21,893,784
JMP Credit Advisors CLO IV Ltd. 2017-1A AR, CME Term SOFR 3 Month +
1.5416%, 6.8496%, 7/17/29 (144A)
‡
1,229,583 1,228,126
KKR CLO 24 Ltd. 24 A1R, CME Term SOFR 3 Month + 1.3416%, 6.6678%,
4/20/32 (144A)
‡
7,110,000 7,074,393
KKR CLO 27 Ltd. 27A AR, CME Term SOFR 3 Month + 1.2800%, 6.5880%,
10/15/32 (144A)
‡
20,700,000 20,469,816
KKR CLO 35 Ltd. 35A A, CME Term SOFR 3 Month + 1.4516%, 6.7777%,
10/20/34 (144A)
‡
31,345,000 31,156,585
KKR CLO 37 Ltd. 37A A1A, CME Term SOFR 3 Month + 1.4316%, 6.7578%,
1/20/35 (144A)
‡
18,750,000 18,568,613
KKR CLO Ltd. 22A A, CME Term SOFR 3 Month + 1.4116%, 6.7377%, 7/20/31
(144A)
‡
3,000,000 2,984,583
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 6.8696%, 7/16/31 (144A)
‡
18,000,000 17,574,552
LCM XXIII Ltd. 23A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6578%,
10/20/29 (144A)
‡
15,880,845 15,813,685
LCM XXIV Ltd. 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5678%, 3/20/30
(144A)
‡
30,597,715 30,293,421
Logan CLO I Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4216%, 6.7478%,
7/20/34 (144A)
‡
32,950,000 32,837,245
Logan CLO II Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4116%, 6.7377%,
1/20/35 (144A)
‡
24,196,521 24,084,201
Madison Park Funding LXII Ltd. 2022-62A CR, CME Term SOFR 3 Month +
3.0000%, 8.3080%, 7/17/36 (144A)
‡
18,000,000 17,998,974

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXIII Ltd. 2023-63A A2, CME Term SOFR 3 Month +
2.2500%, 7.3325%, 4/21/35 (144A)
‡
$ 15,000,000 $ 15,026,130
Madison Park Funding XX Ltd. 2016-20A A2R, CME Term SOFR 3 Month +
1.5616%, 6.9190%, 7/27/30 (144A)
‡
4,750,000 4,691,048
Madison Park Funding XXI Ltd. 2016-21A AARR, CME Term SOFR 3 Month +
1.3416%, 6.6496%, 10/15/32 (144A)
‡
50,750,000 50,505,943
Madison Park Funding XXXVIII Ltd. 2021-38A A, CME Term SOFR 3 Month +
1.3816%, 6.6896%, 7/17/34 (144A)
‡
27,780,000 27,620,543
Magnetite XV Ltd. 2015-15A CR, CME Term SOFR 3 Month + 2.0616%, 7.4128%,
7/25/31 (144A)
‡
6,950,000 6,762,364
Magnetite Xxix Ltd. 2021-29A A, CME Term SOFR 3 Month + 1.2516%, 6.5596%,
1/15/34 (144A)
‡
21,806,000 21,679,111
Magnetite XXV Ltd. 2020-25A A, CME Term SOFR 3 Month + 1.4616%, 6.8128%,
1/25/32 (144A)
‡
12,845,000 12,837,794
Magnetite XXVI Ltd. 2020-26A A1R, CME Term SOFR 3 Month + 1.3816%,
6.7328%, 7/25/34 (144A)
‡
20,085,536 19,974,222
Marble Point CLO XI Ltd. 2017-2A A, CME Term SOFR 3 Month + 1.4416%,
6.7515%, 12/18/30 (144A)
‡
2,704,660 2,684,808
Mountain View CLO LLC 2017-2A AR, CME Term SOFR 3 Month + 1.3016%,
6.6096%, 1/16/31 (144A)
‡
24,341,443 24,212,068
MP CLO III Ltd. 2013-1A AR, CME Term SOFR 3 Month + 1.5116%, 6.8378%,
10/20/30 (144A)
‡
15,456,298 15,305,089
Neuberger Berman CLO XVI-S Ltd. 2017-16SA CR, CME Term SOFR 3 Month +
2.1616%, 7.4696%, 4/15/34 (144A)
‡
8,000,000 7,613,992
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, CME Term SOFR 3
Month + 2.0116%, 7.3378%, 1/20/31 (144A)
‡
7,000,000 6,810,251
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, CME Term SOFR 3
Month + 1.3416%, 6.6496%, 10/16/33 (144A)
‡
23,300,000 23,237,533
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, CME Term SOFR 3
Month + 1.3616%, 6.6696%, 7/16/35 (144A)
‡
11,368,725 11,304,787
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, CME Term SOFR 3
Month + 1.3916%, 6.6996%, 7/17/35 (144A)
‡
25,725,000 25,609,212
Northwoods Capital XII-B Ltd. 2018-12BA A2, ICE LIBOR USD 3 Month +
1.6000%, 7.1520%, 6/15/31 (144A)
‡
28,390,000 28,265,907
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%,
6.7078%, 10/20/34 (144A)
‡
22,061,613 21,839,982
Oaktree CLO Ltd. 2019-2A A1AR, CME Term SOFR 3 Month + 1.3816%,
6.6896%, 4/15/31 (144A)
‡
3,000,000 2,987,325
Oaktree CLO Ltd. 2023-2A AJ, CME Term SOFR 3 Month + 2.2500%, 7.6320%,
7/20/36 (144A)
‡
8,000,000 8,005,920
OCP CLO Ltd. 2019-17A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6278%,
7/20/32 (144A)
‡
40,000,000 39,643,160
Octagon 54 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.3816%, 6.6896%,
7/15/34 (144A)
‡
14,060,000 13,961,678
Octagon 55 Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.4016%, 6.7277%,
7/20/34 (144A)
‡
40,000,000 39,782,920
Octagon Investment Partners 29 Ltd. 2016-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7872%, 1/24/33 (144A)
‡
46,716,000 46,555,858
Octagon Investment Partners 40 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.4316%, 6.7578%, 1/20/35 (144A)
‡
22,000,000 21,804,530
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 6.7496%, 10/15/34 (144A)
‡
48,600,000 48,322,057
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 6.6480%, 4/15/35 (144A)
‡
9,380,000 9,246,025

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 48 Ltd. 2020-3A AR, CME Term SOFR 3 Month +
1.4116%, 6.7377%, 10/20/34 (144A)
‡
$ 25,518,000 $ 25,291,375
Octagon Investment Partners 49 Ltd. 2020-5A A1, CME Term SOFR 3 Month +
1.4816%, 6.7896%, 1/15/33 (144A)
‡
35,000,000 34,904,030
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 6.7196%, 1/15/35 (144A)
‡
53,400,000 53,062,779
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, CME Term SOFR 3 Month
+ 1.5116%, 6.8196%, 7/15/29 (144A)
‡
20,000,000 19,705,420
Octagon Investment Partners XXI Ltd. 2014-1A AAR3, ICE LIBOR USD 3 Month +
1.0000%, 6.3207%, 2/14/31 (144A)
‡
16,100,000 16,025,232
OHA Credit Funding 3 Ltd. 2019-3A AR, CME Term SOFR 3 Month + 1.4016%,
6.7277%, 7/2/35 (144A)
‡
84,000,000 83,624,184
OHA Credit Funding 8 Ltd. 2021-8A A, CME Term SOFR 3 Month + 1.4516%,
6.7615%, 1/18/34 (144A)
‡
17,500,000 17,464,125
Palmer Square CLO Ltd. 2021-4A A, CME Term SOFR 3 Month + 1.4316%,
6.7396%, 10/15/34 (144A)
‡
29,400,000 29,283,194
Palmer Square Loan Funding Ltd. 2021-1A A1, CME Term SOFR 3 Month +
1.1616%, 6.4878%, 4/20/29 (144A)
‡
10,150,626 10,120,214
Palmer Square Loan Funding Ltd. 2022-1A B, CME Term SOFR 3 Month +
2.0000%, 7.3080%, 4/15/30 (144A)
‡
15,000,000 14,324,895
Palmer Square Loan Funding Ltd. 2023-1A B, CME Term SOFR 3 Month +
2.8000%, 8.0554%, 7/20/31 (144A)
‡
16,500,000 16,497,343
Palmer Square Loan Funding Ltd. 2022-4A B, CME Term SOFR 3 Month +
2.7500%, 8.0956%, 7/24/31 (144A)
‡
9,750,000 9,745,729
Post CLO Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9500%, 6.8292%,
4/20/36 (144A)
‡
30,000,000 30,135,120
Race Point VIII CLO Ltd. 2013-8A BR2, ICE LIBOR USD 3 Month + 1.5000%,
6.8791%, 2/20/30 (144A)
‡
19,290,000 18,825,863
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 6.7772%,
4/23/34 (144A)
‡
5,000,000 4,960,230
Rad CLO 19 Ltd. 2023-19A C, CME Term SOFR 3 Month + 3.3500%, 8.4450%,
4/20/35 (144A)
‡
15,500,000 15,517,608
Rad CLO 20 Ltd. 2023-20A C, CME Term SOFR 3 Month + 3.0000%, 0.0000%,
7/20/36 (144A)
‡
18,500,000 18,501,647
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 6.6678%,
4/20/34 (144A)
‡
22,620,000 22,436,891
Regatta Funding LP 2013-2A A1R3, CME Term SOFR 3 Month + 1.1116%,
6.4196%, 1/15/29 (144A)
‡
8,491,718 8,443,528
Regatta XX Funding Ltd. 2021-2A A, CME Term SOFR 3 Month + 1.4216%,
6.7296%, 10/15/34 (144A)
‡
13,481,022 13,399,651
Regatta XXIII Funding Ltd. 2021-4A A1, CME Term SOFR 3 Month + 1.4116%,
6.7377%, 1/20/35 (144A)
‡
55,998,000 55,526,889
Regatta XXV Funding Ltd. 2023-1A A, CME Term SOFR 3 Month + 1.9000%,
7.1543%, 7/15/36 (144A)
‡
10,000,000 10,035,270
Regatta XXV Funding Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.0500%,
8.3043%, 7/15/36 (144A)
‡
11,000,000 10,997,866
Rockford Tower CLO Ltd. 2017-3A A, CME Term SOFR 3 Month + 1.4516%,
6.7777%, 10/20/30 (144A)
‡
23,977,617 23,960,521
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
6.6877%, 4/20/34 (144A)
‡
14,500,000 14,311,486
Sandstone Peak II Ltd. 2023-1A A, CME Term SOFR 3 Month + 2.2000%,
7.3481%, 7/20/36 (144A)
‡
50,000,000 50,341,750
Sandstone Peak II Ltd. 2023-1A C, CME Term SOFR 3 Month + 3.5000%,
8.6481%, 7/20/36 (144A)
‡
13,600,000 13,617,517

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month +
1.9116%, 7.2377%, 4/20/33 (144A)
‡
$ 35,000,000 $ 34,076,525
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%,
6.4107%, 8/15/30 (144A)
‡
46,345,419 46,092,327
Shackleton CLO Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.4616%,
6.7877%, 7/20/34 (144A)
‡
3,825,000 3,758,663
Signal Peak CLO 1 Ltd. 2014-1A AR3, CME Term SOFR 3 Month + 1.4216%,
6.7296%, 4/17/34 (144A)
‡
24,920,000 24,811,399
Signal Peak CLO 12 Ltd. 2022-12A A1, CME Term SOFR 3 Month + 1.5400%,
6.8499%, 7/18/34 (144A)
‡
80,141,000 80,045,232
Signal Peak CLO 5 Ltd. 2018-5A A, CME Term SOFR 3 Month + 1.3716%,
6.7228%, 4/25/31 (144A)
‡
14,933,579 14,914,285
Sound Point CLO VI-R Ltd. 2014-2RA A, CME Term SOFR 3 Month + 1.5116%,
6.8378%, 10/20/31 (144A)
‡
4,000,000 3,934,844
Sound Point CLO XVII 2017-3A A1R, CME Term SOFR 3 Month + 1.2416%,
6.5678%, 10/20/30 (144A)
‡
21,803,328 21,687,094
Sounds Point CLO IV-R Ltd. 2013-3RA A, CME Term SOFR 3 Month + 1.4116%,
6.7215%, 4/18/31 (144A)
‡
5,000,000 4,950,435
Steele Creek CLO Ltd. 2014-1RA A, CME Term SOFR 3 Month + 1.3316%,
6.6651%, 4/21/31 (144A)
‡
9,456,043 9,407,033
Steele Creek CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.2000%,
6.5451%, 8/18/31 (144A)
‡
13,000,000 12,845,794
Symphony CLO XV Ltd. 2014-15A AR3, CME Term SOFR 3 Month + 1.3416%,
6.6496%, 1/17/32 (144A)
‡
19,035,000 18,936,265
Symphony CLO XXII Ltd. 2020-22A A1A, CME Term SOFR 3 Month + 1.5516%,
6.8615%, 4/18/33 (144A)
‡
2,650,000 2,649,282
Symphony CLO XXVI Ltd. 2021-26A AR, CME Term SOFR 3 Month + 1.3416%,
6.6678%, 4/20/33 (144A)
‡
18,110,000 17,974,012
TCW CLO Ltd. 2020-1A A1RR, ICE LIBOR USD 3 Month + 1.1600%, 6.7478%,
4/20/34 (144A)
‡
15,000,000 14,925,330
THL Credit Wind River CLO Ltd. 2014-2A AR, CME Term SOFR 3 Month +
1.4016%, 6.7096%, 1/15/31 (144A)
‡
35,039,081 34,948,295
TICP CLO XII Ltd. 2018-12A AR, CME Term SOFR 3 Month + 1.4316%, 6.7396%,
7/15/34 (144A)
‡
11,080,000 10,992,180
TICP CLO XIV Ltd. 2019-14A A1R, CME Term SOFR 3 Month + 1.3416%,
6.6678%, 10/20/32 (144A)
‡
26,980,000 26,846,638
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
7.0215%, 1/18/35 (144A)
‡
8,000,000 7,745,344
Trimaran Cavu Ltd. 2019-1A A2, CME Term SOFR 3 Month + 2.1616%, 7.4878%,
7/20/32 (144A)
‡
7,000,000 6,855,492
Venture 32 CLO Ltd. 2018-32A A1, CME Term SOFR 3 Month + 1.3616%,
6.6715%, 7/18/31 (144A)
‡
3,766,000 3,740,203
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
6.8696%, 4/15/34 (144A)
‡
5,000,000 4,874,880
Venture 43 CLO Ltd. 2021-43A A2, CME Term SOFR 3 Month + 1.7616%,
7.0696%, 4/15/34 (144A)
‡
7,500,000 7,345,125
Voya CLO Ltd. 2014-2A A1RR, CME Term SOFR 3 Month + 1.2816%, 6.5896%,
4/17/30 (144A)
‡
19,804,295 19,741,614
Voya CLO Ltd. 2018-1A A1, CME Term SOFR 3 Month + 1.2116%, 6.5317%,
4/19/31 (144A)
‡
8,451,790 8,433,483
Voya CLO Ltd. 2017-3A A1R, CME Term SOFR 3 Month + 1.3016%, 6.6278%,
4/20/34 (144A)
‡
15,760,000 15,565,490
Whitebox CLO IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.3000%,
7.0797%, 4/20/36 (144A)
‡
20,000,000 20,075,040

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Wind River CLO Ltd. 2014-1A ARR, CME Term SOFR 3 Month + 1.3116%,
6.6215%, 7/18/31 (144A)
‡
$ 20,913,934 $ 20,690,970
Wind River CLO Ltd. 2023-1A C2, CME Term SOFR 3 Month + 3.7500%,
8.8209%, 4/25/36 (144A)
‡
7,500,000 7,531,492
Zais CLO 13 Ltd. 2019-13A A1A, CME Term SOFR 3 Month + 1.7516%, 7.0596%,
7/15/32 (144A)
‡
20,000,000 19,821,680
Total Collateralized Loan Obligations (cost $3,412,040,908) 3,431,104,936
Investment Companies - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
£,∞
(cost $25,516,559) 25,511,457 25,516,559
Total Investments (total cost $3,437,557,467 ) - 102.1% 3,456,621,495
Liabilities, net of Cash, Receivables and Other Assets - (2.1%) (69,789,182)
Net Assets - 100.0% $3,386,832,313

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 3,456,621,495 100.0%
– –
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 1,985,227 $ 14,161 $ (6,793) $ 25,516,559
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - 0.8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 117,098,991 $ 1,857,866,890 $ (1,949,456,690) $ 25,516,559

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of July 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $3,431,104,936 which represents 101.3% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 3,431,104,936 $ —
Investment Companies — 25,516,559 —
Total Assets $ — $ 3,456,621,495 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70352 09-23